CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating activities:
Net loss	$ (7,553,000)	$ (13,412,000)	$ (63,689,000)	$ (78,539,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Restricted stock based compensation	15,000	4,991,000	11,998,000	24,649,000
Employee stock options - share based compensation	12,000	173,000	235,000	3,650,000
Share based compensation in connection with securities purchase agreement	0	50,000	0	4,140,000
Write-off of certain intangible assets related to Choose Digital			0	2,086,000
Stock issued for services			0	208,000
Stock issued in settlement of litigation			0	139,000
Gain on sale of a business	2,193,000	0	(1,262,000)	0
Gain on settlement of accounts payable			(2,132,000)	0
Fair value loss in financial assets			376,000	0
Loss on abandonment of assets			173,000	0
Loss on settlement of receivables			549,000	0
Impairment loss	0		28,541,000	0
Decrease in fair value of common stock warrants			0	(5,000)
Increase in fair value of contingent consideration related to acquisitions			0	2,222,000
Accretion of note discount	1,075,000		200,000	115,000
Depreciation and amortization	687,000	1,196,000	3,748,000	6,040,000
Interest income on notes receivable from shareholders and officer			2,000	0
Changes in operating assets and liabilities:
Marketable securities			(148,000)	0
Accounts receivable	(76,000)	732,000	3,299,000	(157,000)
Other receivables	(13,000)	106,000	547,000	(581,000)
Prepaid expenses	173,000	(58,000)	2,065,000	316,000
Other assets	58,000	(140,000)	319,000	41,000
Deferred revenue	(155,000)	3,082,000	(381,000)	(818,000)
Points liability	0	(285,000)	(64,000)	4,102,000
Accounts payable and accrued expenses	(591,000)	(30,000)	6,213,000	1,737,000
Other liabilities	(21,000)	92,000	(180,000)	(40,000)
Net cash used in operating activities	(4,196,000)	(3,503,000)	(9,595,000)	(30,695,000)
Investing activities:
Purchase of property and equipment	0	535,000	0	(113,000)
Proceeds from Divestiture of Businesses	1,300,000	0
Capitalized software costs			0	(1,051,000)
Net cash used in investing activities	1,300,000	535,000	0	(1,164,000)
Financing activities:
Issuance of common stock and warrants for cash			200,000	12,459,000
Proceeds from loans	4,348,000	5,000,000	11,535,000	35,975,000
Repayments on loans	(1,162,000)	(3,000,000)	(3,000,000)	(27,000,000)
Sale of Class C Convertible Redeemable Preferred Stock			0	10,000,000
Purchase of common stock from former officer			0	(360,000)
Restricted cash			0	4,995,000
Payments related to contingent consideration	0	(1,728,000)	(2,570,000)	0
Repayment on notes payable			(250,000)	0
Net cash provided by financing activities	3,186,000	272,000	5,915,000	36,069,000
Net change in cash	290,000	(2,696,000)	(3,680,000)	4,210,000
Cash at beginning of period	537,000	4,217,000	4,217,000	7,000
Cash at end of period	827,000	1,521,000	537,000	4,217,000
Supplemental cash flow information:
Cash paid during the year for interest	30,000	0	110,000	999,000
Landlord lease incentive build-out allowance			0	449,000
Common stock and warrants issued for acquisition			1,755,000	0
Notes issued for DraftDay acquisition			2,250,000	0
Common stock and warrants issued for management service contracts			2,111,000	0
Common stock issued for partially settled notes related to DraftDay acquisition	28,500,000	0	868,000	0
Preferred Series D shares issued to partially settle notes related to DraftDay acquisition	7,600,000	0	110,000	0
Rant Note issuance in connection with the Rant acquisition (Note 6)	3,500,000
Liabilities assumed in connection with Rant acquisition (Note 6)	1,990,000	0
Settlement of Perk Loan in common stock			1,000,000	0
Loans converted to common stock	0	1,757,000	4,117,000	0
Preferred Series C shares converted to common stock			7,751,000	0
Other matter related to Choose Digital RSUs (Note 12)			843,000	0
Stock Issued	$ 0	$ 3,475,000
DDGG
Supplemental cash flow information:
Common stock and warrants issued for acquisition			$ 610,000	$ 0